NON-CONTROLLING INTEREST	12 Months Ended
Mar. 31, 2023
Notes and other explanatory information [abstract]
NON-CONTROLLING INTEREST

NOTE 22. NON-CONTROLLING INTEREST

(In thousands)	iOx	Saugatuck and subsidiary	Total
Non-controlling interest as of April 1, 2021	$46,173	$(20)	$46,153
Share-based compensation expense	191	–	191
Exchange of notes payable, accrued interest and warrants for iOx shares	184	–	184
Net (loss) attributable to non-controlling interest	(1,847)	(452)	(2,299)
Non-controlling interest as of March 31, 2022	44,701	(472)	44,229
Net income (loss) attributable to non-controlling interest	123	(178)	(55)
Purchase of non-controlling interest pursuant to Share Exchange Agreement	(44,824)	–	(44,824)
Non-controlling interest as of March 31, 2023	$–	$(650)	$(650)

On September 8, 2021, the Company, through SalvaRx, completed a settlement of loans (including interest) to and receivables from iOx for services rendered in exchange for 23,772 ordinary shares of iOx at a price of £162. On July 18, 2022, the Company completed the acquisition of the remaining non-controlling interest in iOx, by issuing 1,070,000 shares of its ordinary shares and assuming certain milestone obligations. See Note 12, “Unsecured Notes Payable – iOx Unsecured Notes Payable,” and Note 19, “Related Party Transactions – Share Exchange Agreement – iOx,” for further discussions.

Saugatuck and subsidiary includes Saugatuck and its wholly-owned subsidiary, Saugatuck Rx LLC.